Long-term Debt	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Long-term Debt
10.	LONG-TERM DEBT
Long-term debt consists of the following:

	March 31,
	2020	2019
Revolving credit facility	$400,000	$215,000
Receivable securitization facility	75,000	80,700
Finance leases	23,933	31,292
Senior secured notes due 2024	525,000	—
Senior notes due 2021	—	375,000
Senior notes due 2022	300,000	300,000
Senior notes due 2025	500,000	500,000
Less: debt issuance costs	(16,426)	(13,171)

	1,807,507	1,488,821
Less: current portion	7,336	8,201

	$1,800,171	$1,480,620

Revolving Credit Facility
On September 23, 2019, the Company and its subsidiary co-borrowers and guarantors entered into an Eleventh Amendment to the Credit Agreement (the “Eleventh Amendment” and the existing Credit Agreement as amended by the Eleventh Amendment, the “Credit Agreement”) with the Administrative Agent and the Lenders party thereto. Among other things, the Eleventh Amendment:

(i)
permits the Company to incur indebtedness in respect of the Senior Secured Notes due 2024 (the “2024 Notes”) in an aggregate principal amount of up to $525,000, subject to the terms and conditions of the Intercreditor Agreement;

(ii)
lowers the aggregate amount of revolving credit commitments from $700,000 to $600,000 upon the earlier of (a) the completion by the Company of $100,000 in certain asset sales or divestitures or (b) March 31, 2020;

(iii)
extends, with respect to extending banks representing approximately $406,500 of $600,000 total commitments outstanding as of March 31, 2020, the expiration date for the revolving line of credit available to the Company pursuant to the Credit Agreement to March 15, 2024; and retains an accordion feature that permits the Company to request an increase to the revolving credit commitments by up to $200,000;

(iv)
adds an additional mandatory prepayment provision requiring that the Company prepay any outstanding revolving credit loans in an amount equal to (a) with respect to an Identified Asset Sale (as defined in the Credit Agreement) the greater of (x) $50,000 and (y) 100% of the net asset sale proceeds received in connection therewith, and (b) with respect to other Specified Asset Sales (as defined in the Credit Agreement), 100% of the net asset proceeds received from such other Specified Asset Sales; and

(v)	modifies certain financial covenants and other terms.
In connection with the Eleventh Amendment to the Credit Agreement, the Company incurred $6,944 of financing costs. These costs, along with the $6,222 of unamortized financing costs subsequent to the Tenth Amendment, are being amortized over the remaining term of the Credit Agreement on a lender-by-lender basis. As a result of the reduction in the capacity of the Credit Agreement, the Company wrote off a proportional amount of unamortized financing fees existing prior to the Eleventh Amendment. As of March 31, 2020, revolving credit commitments are $600,000.
The obligations under the Credit Agreement and related documents are secured by liens on substantially all assets of the Company and its domestic subsidiaries pursuant to a Second Amended and Restated Guarantee and Collateral Agreement, dated as of November 19, 2013, among the administrative agent, the Company and the subsidiaries of the Company party thereto.
Pursuant to the Credit Agreement, the Company can borrow, repay and re-borrow revolving credit loans, and cause to be issued letters of credit, in an aggregate principal amount not to exceed $600,000 outstanding at any time as such revolving credit commitments are or have been reduced as discussed above. The Credit Agreement bears interest at either: (i) London Interbank Offered Rate (“LIBOR”) plus between 1.50% and 3.50%; (ii) the prime rate; or (iii) an overnight rate at the option of the Company. The applicable interest rate is based upon the Company’s ratio of total indebtedness to earnings before interest, taxes, depreciation and amortization provided, however, that during the Pricing Restriction Period (as defined in the Credit Agreement), the loans will bear interest at the highest rate above LIBOR. In addition, the Company is required to pay a commitment fee of 0.50% on the unused portion of the Credit Agreement. The Company’s obligations under the Credit Agreement are guaranteed by the Company’s domestic subsidiaries.
At March 31, 2020, there were $400,000 in borrowings and $22,338 in letters of credit outstanding under the Revolving Line of Credit provisions of the Credit Agreement, primarily to support insurance policies. We have since repaid approximately $200,000 of the borrowings. At March 31, 2019, there were $215,000 in outstanding borrowings and $30,773 in letters of credit outstanding under the Revolving Line of Credit provisions of the Credit Agreement, primarily to support insurance policies. The level of unused borrowing capacity under the Revolving Line of Credit provisions of the Credit Agreement varies from time to time depending in part upon its compliance with financial and other covenants set forth in the related agreement. The Credit Agreement contains certain affirmative and negative covenants, including limitations on specified levels of indebtedness to earnings before interest, taxes, depreciation and amortization, and interest coverage requirements, and includes limitations on, among other things, liens, mergers, consolidations, sales of assets, and incurrence of debt. If an event of default were to occur under the Credit Agreement, the lenders would be entitled to declare all amounts borrowed under it immediately due and payable. The occurrence of an event of default under the Credit Agreement could also cause the acceleration of obligations under certain other agreements. The Company is currently in compliance with all such covenants. As of March 31, 2020, the Company had borrowing capacity under this agreement of $70,271 after reductions for borrowings, letters of credit outstanding under the facility and consideration of covenant limitations.
On May 22, 2020, the Company and its subsidiary co-borrowers and guarantors entered into an Twelfth Amendment to the Credit Agreement (the “Twelfth Amendment” and the existing Credit Agreement as amended by the Twelfth Amendment, the “Amended Credit Agreement”) with the Administrative Agent and the Lenders party thereto. Among other things, the Twelfth Amendment (i) limits the amount of cash in the United States the Company can hold on its balance sheet to $50,000, (ii) authorizes the sale of any Specified TAS Business Unit (as defined in the Amended Credit Agreement); (iii) provides for a reserve against the availability of up to 75% of the proceeds of Specified Asset Sales (as defined in the Amended Credit Agreement); and (iv) modifies certain financial covenants and other terms over the quarterly periods ending June 2020 through March 2022.
Receivables Securitization Program
In December 2019, the Company amended its receivable securitization facility (the “Securitization Facility”) decreasing the purchase limit from $125,000 to $75,000 and extending the term through December 2022. In connection with the Securitization Facility, the Company sells on a revolving basis certain eligible accounts receivable to Triumph Receivables, LLC, a wholly-owned special-purpose entity, which in turn sells a percentage ownership interest in the receivables to commercial paper conduits sponsored by financial institutions. The Company is the servicer of the trade accounts receivable under the Securitization Facility. As of March 31, 2020, the maximum amount available under the Securitization Facility was $75,000. Interest rates are based on LIBOR plus a program fee and a commitment fee. The program fee is 0.13% on the amount outstanding under the Securitization Facility. Additionally, the commitment fee is 0.50% on 100.00% of the maximum amount available under the Securitization Facility. The Company secures its trade accounts receivable, which are generally non-interest-bearing, in transactions that are accounted for as borrowings pursuant to ASC 860,
Transfers and Servicing
.
The agreement governing the Securitization Facility contains restrictions and covenants, including limitations on the making of certain restricted payments; creation of certain liens; and certain corporate acts such as mergers, consolidations and the sale of all or substantially all the Company’s assets.
Senior Secured Notes Due 2024
On September 23, 2019, the Company issued $525,000 principal amount of 6.250% Senior Secured Notes due September 15, 2024. The 2024 Notes were sold at 100% of principal amount and have an effective interest yield of 6.250%. Interest is payable semiannually in cash in arrears on March 15 and September 15 of each year, commencing on March 15, 2020. In connection with the issuance of the 2024 Notes, the Company incurred approximately $9,300 of costs, which were deferred and are being amortized over the term of the 2024 Notes.
The 2024 Notes are second lien secured obligations of the Company and its subsidiary guarantors. The 2024 Notes:

(i)
rank equal in right of payment to existing and future senior indebtedness of the Company and its subsidiary guarantors, including the obligations of the Company and its subsidiary guarantors under the Company’s credit facility;

(ii)
are effectively subordinated to all obligations of the Company and its subsidiary guarantors that are either (A) secured by a lien on the Collateral (as defined below) that is senior or prior to the second-priority liens securing the 2024 Notes, including the first-priority liens securing borrowings under the Company’s credit facility and certain cash management and hedging obligations, or (B) secured by assets that do not constitute the Collateral, in each case to the extent of the value of the assets securing such obligations;

(iii)	are senior in right of payment to existing and future subordinated indebtedness of the Company and its subsidiary guarantors;
(iv)
are effectively senior to all existing and future unsecured debt of the Company and its subsidiary guarantors, but only to the extent of the value of the Collateral (after giving effect to any senior liens on the Collateral); and

(v)	are structurally subordinated in right of payment to all indebtedness and other liabilities of the Company’s existing and future subsidiaries that do not guarantee the 2024 Notes.
The 2024 Notes are guaranteed on a full, senior secured, joint and several basis by each of the Company’s domestic restricted subsidiaries that is a borrower under the Company’s credit facility or that guarantees any of the Company’s debt or that of any of the Company’s domestic restricted subsidiaries under the Company’s credit facility and in the future by any of the Company’s domestic restricted subsidiaries that are borrowers under any credit facility or that guarantee any debt of the Company or any of its domestic restricted subsidiaries incurred under any credit facility (the “Guarantor Subsidiaries”).
The Company may redeem the 2024 Notes, in whole or in part, at any time or from time to time on or after September 15, 2020, at specified redemption prices, plus accrued and unpaid interest, if any, to the redemption date. At any time or from time to time prior to September 15, 2020, the Company may redeem the 2024 Notes, in whole or in part, at a redemption price equal to 100% of their principal amount plus a make whole premium, together with accrued and unpaid interest, if any, to the redemption date. In addition, the Company may redeem up to 40% of the aggregate principal amount of the outstanding 2024 Notes prior to September 15, 2020, with the net cash proceeds from certain equity offerings at a redemption price equal to 106.250% of their principal amount, together with accrued and unpaid interest, if any, to the redemption date.
If the Company experiences specific kinds of changes of control, the Company is required to offer to purchase all of the 2024 Notes at a purchase price of 101% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.
The 2024 Notes were issued pursuant to an indenture dated as of September 23, 2019 (the “Indenture”). The Indenture contains covenants that, among other things, limit the ability of the Company and its restricted subsidiaries to: (i) incur additional indebtedness; (ii) pay dividends or make other distributions; (iii) make other restricted payments and investments; (iv) create liens; (v) incur restrictions on the ability of restricted subsidiaries to pay dividends or make certain other payments; (vi) sell assets, including capital stock of restricted subsidiaries; (vii) enter into sale and leaseback transactions; (viii) merge or consolidate with other entities; and (ix) enter into transactions with affiliates.
Senior Notes due 2021
On September 23, 2019, the Company called all outstanding 4.875% Senior Notes due 2021 (the “2021 Notes”) and discharged the 2021 Notes by irrevocably depositing with the 2021 Notes trustee sufficient funds to pay all principal and accrued interest through October 23, 2019. On October 23, 2019, the Company redeemed $375,000 principal amount of the 2021 Notes with the proceeds of the 2024 Notes.
Senior Notes due 2022
On June 3, 2014, the Company issued $300,000 principal amount of 5.25% Senior Notes due June 1, 2022 (the “2022 Notes”). The 2022 Notes were sold at 100% of principal amount and have an effective interest yield of 5.25%. Interest is payable semiannually in cash in arrears on June 1 and December 1 of each year, commencing on December 1, 2014. In connection with the issuance of the 2022 Notes, the Company incurred approximately $4,990 of costs, which were deferred and are being amortized on the effective interest method over the term of the 2022 Notes.
The 2022 Notes are the Company’s senior unsecured obligations and rank equally in right of payment with all of its other existing and future senior unsecured indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness. The 2022 Notes are guaranteed on a full, joint and several basis by each of the Guarantor Subsidiaries.
The Company is obligated to offer to repurchase the 2022 Notes at a price of (i) 101% of their principal amount plus accrued and unpaid interest, if any, as a result of certain change-of-control events and (ii) 100% of their principal amount plus accrued and unpaid interest, if any, in the event of certain asset sales. These restrictions and prohibitions are subject to certain qualifications and exceptions.
The 2022 Indenture contains covenants that, among other things, limit the Company’s ability and the ability of any of the Guarantor Subsidiaries to (i) grant liens on its assets, (ii) make dividend payments, other distributions or other restricted payments, (iii) incur restrictions on the ability of the Guarantor Subsidiaries to pay dividends or make other payments, (iv) enter into sale and leaseback transactions, (v) merge, consolidate, transfer or dispose of substantially all of their assets, (vi) incur additional indebtedness, (vii) use the proceeds from sales of assets, including capital stock of restricted subsidiaries, and (viii) enter into transactions with affiliates.
Senior Notes Due 2025
On August 17, 2017, the Company issued $500,000 principal amount of 7.75% Senior Notes due August 15, 2025 (the “2025 Notes”). The 2025 Notes were sold at 100% of principal amount and have an effective interest yield of 7.75%. Interest is payable semiannually in cash in arrears on February 15 and August 15 of each year, commencing on February 15, 2018. In connection with the issuance of the 2025 Notes, the Company incurred approximately $8,779 of costs, which were deferred and are being amortized on the effective interest method over the term of the 2025 Notes.
The 2025 Notes are the Company’s senior unsecured obligations and rank equally in right of payment with all of its other existing and future senior unsecured indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness. The 2025 Notes are guaranteed on a full, joint and several basis by each of the Guarantor Subsidiaries.
The Company may redeem some or all of the 2025 Notes prior to August 15, 2020, by paying a “make-whole” premium. The Company may redeem some or all of the 2025 Notes on or after August 15, 2020, at specified redemption prices. In addition, prior to August 15, 2020, the Company may redeem up to 35% of the 2025 Notes with the net proceeds of certain equity offerings at a redemption price equal to 107.75% of the aggregate principal amount plus accrued and unpaid interest, if any, subject to certain limitations set forth in the indenture governing the 2025 Notes (the “2025 Indenture”).
The Company is obligated to offer to repurchase the 2025 Notes at a price of (i) 101% of their principal amount plus accrued and unpaid interest, if any, as a result of certain change-of-control events and (ii) 100% of their principal amount plus accrued and unpaid interest, if any, in the event of certain asset sales. These restrictions and prohibitions are subject to certain qualifications and exceptions.
The 2025 Indenture contains covenants that, among other things, limit the Company’s ability and the ability of any of the guarantor subsidiaries to (i) grant liens on its assets, (ii) make dividend payments, other distributions or other restricted payments, (iii) incur restrictions on the ability of the Guarantor Subsidiaries to pay dividends or make other payments, (iv) enter into sale and leaseback transactions, (v) merge, consolidate, transfer or dispose of substantially all of their assets, (vi) incur additional indebtedness, (vii) use the proceeds from sales of assets, including capital stock of restricted subsidiaries, and (viii) enter into transactions with affiliates.
Financial Instruments Not Recorded at Fair Value
Carrying amounts and the related estimated fair values of the Company’s long-term debt not recorded at fair value in the consolidated financial statements are as follows:

March 31, 2020		March 31, 2019
Carrying Value	Fair Value	Carrying Value	Fair Value
$1,807,507	$1,559,455	$1,488,821	$1,568,037
The fair value of the long-term debt was calculated based on either interest rates available for debt with terms and maturities similar to the Company’s existing debt arrangements or broker quotes on our existing debt (Level 2 inputs).
Interest paid on indebtedness during the fiscal years ended March 31, 2020, 2019, and 2018, amounted to $99,438, $99,981 and $86,345, respectively.
As of March 31, 2020, the maturities of long-term debt are as follows: 2021 — $7,336; 2022 — $4,659; 2023 — $376,952; 2024 — $401,486; 2025 — $525,730; and thereafter— $507,770 through 2032.